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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 30th September, 2005.

If amended report check here: |_|

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 15TH day of November, 2005.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              153

Form 13F Information Table Value Total:    1,962,605,706

------------------------------------------------------------------------------------------------------------------------------------
           Item 1              Item 2     Item 3        Item 4       Item 5               Item 6:                   Item 7:
                                                                                  Investment Discretion    Managers Voting Authority
                                                                                -------------------------  -------------------------
                              Title of                                            Sole   Shared   Shared      Sole    Shared   None
        Name of Sec             Class    Cusip No       Fair Mv      SH/PRN        (a)     (b)   Other(c)      (a)     (b)     (c)
------------------------------------------------------------------------------------------------------------------------------------
3M Company                     Common    88579Y101      4,448,624      60,641      60,641                      60,641
Abbott Laboratories            Common    002824100     59,943,204   1,414,422   1,414,422                   1,414,422
Accenture Ltd                  Common    G1150G111      4,212,255     165,511     165,511                     165,511
ACE Limited                    Common    G0070K103     21,821,511     463,597     463,597                     463,597
Aeropostale                    Common    007865108      4,031,858     190,182     190,182                     190,182
AES Corp                       Common    00130H105      1,193,723      72,788      72,788                      72,788
Aflac Inc                      Common    001055102     13,075,857     288,714     288,714                     288,714
Altera Corporataion            Common    021441100        779,059      40,960      40,960                      40,960
American Express               Common    025816109        483,530       8,418       8,418                       8,418
American International Group   Common    026874107     55,965,825     903,549     903,549                     903,549
Amgen Inc                      Common    031162100     40,744,655     514,793     514,793                     514,793
Andrx Corp                     Common    034553107      3,457,324     229,570     229,570                     229,570
Anheuser Busch Companies       Common    035229103      1,531,406      35,581      35,581                      35,581
Apple Computer Inc             Common    035229103      1,379,073      25,753      25,753                      25,753
Automatic Data Processing      Common    035229103      3,666,681      85,232      85,232                      85,232
Avon Products Inc              Common    054303102      1,131,011      41,967      41,967                      41,967
Baker Hughes Inc               Common    057224107        882,221      14,785      14,785                      14,785
Bank of America Corporation    Common    060505104     62,001,516   1,473,070   1,473,070                   1,473,070
BEA Systems                    Common    073325102      1,015,783     115,957     115,957                     115,957
Bed Bath and  Beyond           Common    075896100     17,929,160     471,820     471,820                     471,820
Bellsouth Corporation          Common    079860102      2,111,087      80,300      80,300                      80,300
Biogen Idec Inc.               Common    09062X103      5,555,648     142,416     142,416                     142,416
Biomet                         Common    090613100     14,612,908     425,660     425,660                     425,660
Blue Nile Inc.                 Common    09578R103      4,881,049     156,695     156,695                     156,695
Bristol Myers Squibb Co        Common    110122000     22,264,980     925,394     925,394                     925,394
Brunswick Corp                 Common    117043000      1,149,812      30,499      30,499                      30,499
Burlington Resources Inc       Common    122014000      1,206,428      14,852      14,852                      14,852
Capital One Financial          Common    14040H105     21,331,399     268,252     268,252                     268,252
Cardinal Health                Common    14149Y108     31,047,856     489,871     489,871                     489,871
Carnival Corporation           Common    143658000     26,774,126     535,804     535,804                     535,804
CenterPoint Energy Inc         Common    15189T107      2,802,254     188,704     188,704                     188,704
Check Point Software           Common    001082411      2,490,100     102,389     102,389                     102,389
Cheesecake Factory             Common    163072000      2,479,380      82,646      82,646                      82,646
Chevron Corp                   Common    166764000      1,551,533      23,973      23,973                      23,973
Chicago Mercantile Exchange    Common    167760000      9,371,557      27,822      27,822                      27,822
Cisco Systems                  Common    17275R102      3,077,152     172,004     172,004                     172,004
Citigroup Inc                  Common    172967000     140,751,482  3,092,080   3,092,080                   3,092,080
Coca Cola Company              Common    191216000      1,965,919      45,539      45,539                      45,539
Comcast Corp New               Common    20030N101     54,911,686   1,876,681   1,876,681                   1,876,681
Commerce Bancorp Inc/ NJ       Common    200519000     29,599,941     964,796     964,796                     964,796
Conagra Foods Inc              Common    205887000      2,918,702     117,975     117,975                     117,975
Costco Wholesale Corporation   Common    22160K105     22,539,776     527,493     527,493                     527,493
Countrywide Financial Corp     Common    222372000     26,240,172     796,847     796,847                     796,847
CVS Corporation                Common    126650000     31,390,006   1,082,414   1,082,414                   1,082,414
Dow Chemical                   Common    260543000      1,567,706      37,640      37,640                      37,640
E I du Pont de Nemours         Common    263534000      1,020,731      26,059      26,059                      26,059
E Trade Financial Corp         Common    269246000      6,672,150     379,963     379,963                     379,963
Eastman Kodak Company          Common    277461000      1,935,246      79,607      79,607                      79,607
eBay Inc                       Common    278642000     22,231,334     541,040     541,040                     541,040
Eli Lilly and Co               Common    532457000     14,648,309     273,749     273,749                     273,749
ENSCO International Inc        Common    26874Q100        573,074      12,303      12,303                      12,303
Exxon Mobil Corporation        Common    30231G102      9,460,216     148,886     148,886                     148,886
FedEx Corporation              Common    31428X106      1,415,456      16,264      16,264                      16,264
First Data Corporation         Common    319963000        944,204      23,611      23,611                      23,611
FMC Technologies               Common    30249U101      1,038,109      24,711      24,711                      24,711
Freddie Mac                    Common    313400000     15,243,443     270,178     270,178                     270,178
Garmin                         Common    G37260109      2,075,522      32,329      32,329                      32,329

------------------------------------------------------------------------------------------------------------------------------------
           Item 1              Item 2     Item 3        Item 4       Item 5               Item 6:                   Item 7:
                                                                                  Investment Discretion    Managers Voting Authority
                                                                                -------------------------  -------------------------
                              Title of                                            Sole   Shared   Shared      Sole    Shared   None
        Name of Sec             Class    Cusip No       Fair Mv      SH/PRN        (a)     (b)   Other(c)      (a)     (b)     (c)
------------------------------------------------------------------------------------------------------------------------------------
Genentech                      Common    368710000     16,129,741     191,589     191,589                     191,589
General Electric Company       Common    369604000      7,796,060     231,612     231,612                     231,612
General Mills                  Common    370334000      1,070,849      22,226      22,226                      22,226
Genworth Financial CL A        Common    37224D106     26,845,365     833,707     833,707                     833,707
Genzyme Corporation            Common    372917000      7,273,097     102,568     102,568                     102,568
Gilead Sciences Inc            Common    375558000      8,787,185     180,435     180,435                     180,435
GlobalSantaFe Corp             Common    G3930E101      1,591,015      34,906      34,906                      34,906
Goldman Sachs Group            Common    38141G104     32,011,596     263,535     263,535                     263,535
Harley Davidson                Common    412822000      1,958,235      40,426      40,426                      40,426
Health Net Inc                 Common    42222G108     16,131,917     341,572     341,572                     341,572
Host Marriott Corp             Common    44107P104     15,530,693     919,520     919,520                     919,520
IBM                            Common    459200000      1,260,911      15,726      15,726                      15,726
Illinois Tool Works            Common    452308000      2,531,734      30,766      30,766                      30,766
Indymac Bancorp Inc            Common    456607000     13,058,757     330,267     330,267                     330,267
Informatica                    Common    45666Q102      2,433,015     204,455     204,455                     204,455
Intel Corporation              Common    458140000      2,384,592      96,738      96,738                      96,738
International Paper Company    Common    460146000      3,295,753     110,670     110,670                     110,670
Investors Financial SVCS CP    Common    461915000        802,792      24,453      24,453                      24,453
J P Morgan Chase and Co        Common    46625H100     43,275,000   1,275,796   1,275,796                   1,275,796
Johnson and Johnson            Common    478160000     76,688,411   1,212,465   1,212,465                   1,212,465
Kerr McGee Corporation         Common    492386000      1,417,996      14,614      14,614                      14,614
Kimberly Clark Corporation     Common    494368000      1,841,799      30,939      30,939                      30,939
Kinder Morgan Inc              Common    49455P101      1,281,103      13,324      13,324                      13,324
Kohls Corporation              Common    500255000     11,410,876     227,762     227,762                     227,762
Lazard Ltd.                    Common    G54050102      4,090,363     162,123     162,123                     162,123
Lehman Brothers Holdings Inc   Common    524908000      1,088,063       9,342       9,342                       9,342
Level 3 Communications Inc     Common    52729N100        392,764     178,529     178,529                     178,529
Lifepoint Hospitals            Common    53219L109      4,620,515     217,436     217,436                     217,436
Lockheed Martin Corporation    Common    539830000      3,142,435      51,490      51,490                      51,490
Manpower Inc                   Common    56418H100      2,951,403      66,578      66,578                      66,578
Marathon Oil Corporation       Common    565849000      2,458,928      35,678      35,678                      35,678
Masco Corporation              Common    574599000      2,397,719      78,229      78,229                      78,229
Mattel                         Common    577081000        818,964      49,128      49,128                      49,128
MBNA Corporation               Common    55262L100      8,531,618     346,532     346,532                     346,532
McGraw Hill Companies          Common    580645000     16,290,047     339,164     339,164                     339,164
MedImmune                      Common    584699000     18,992,711     564,923     564,923                     564,923
Medtronic                      Common    585055000     26,537,600     495,106     495,106                     495,106
Merck and Company              Common    589331000     30,624,942   1,125,917   1,125,917                   1,125,917
Mercury Interavtive Corp       Common    589405000        729,728      18,625      18,625                      18,625
Microsoft Corporation          Common    594918000      4,638,876     180,501     180,501                     180,501
Motorola                       Common    620076000      1,245,930      56,428      56,428                      56,428
National Oilwell Varco         Common    637071000        658,492      10,009      10,009                      10,009
NTL Inc                        Common    62940M104      6,601,032      98,966      98,966                      98,966
Occidental Petroleum Corp      Common    674599000      1,911,956      22,383      22,383                      22,383
Oracle Corporation             Common    68389X105      4,766,248     385,931     385,931                     385,931
Parker Hannifin Corp           Common    701094000      1,397,328      21,728      21,728                      21,728
Pepco Holdings Inc             Common    713291000      2,837,267     122,033     122,033                     122,033
Petco Animal Supplies Inc      Common    716016000      4,167,100     197,026     197,026                     197,026
Pfizer Inc                     Common    717081000     93,895,440   3,760,330   3,760,330                   3,760,330
Polycom Inc                    Common    73172K104      1,694,032     105,877     105,877                     105,877
Portalplayer                   Common    736187000      2,242,453      81,961      81,961                      81,961
PPL Corp                       Common    69351T106      3,728,154     115,387     115,387                     115,387
Procter and Gamble Company     Common    742718000      4,404,294      74,084      74,084                      74,084
Progressive Corporation        Common    743315000     10,412,725      99,396      99,396                      99,396
Providian Financial Corp       Common    74406A102        879,966      49,800      49,800                      49,800
Prudential Financial           Common    744320000     16,063,158     237,869     237,869                     237,869
Public Services Enterprise     Common    744573000      2,171,347      33,769      33,769                      33,769

------------------------------------------------------------------------------------------------------------------------------------
           Item 1              Item 2     Item 3        Item 4       Item 5               Item 6:                   Item 7:
                                                                                  Investment Discretion    Managers Voting Authority
                                                                                -------------------------  -------------------------
                              Title of                                            Sole   Shared   Shared      Sole    Shared   None
        Name of Sec             Class    Cusip No       Fair Mv      SH/PRN        (a)     (b)   Other(c)      (a)     (b)     (c)
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                   Common    747525000        714,373      16,075      16,075                      16,075
Qwest Comm International Inc   Common    749121000        950,455     232,385     232,385                     232,385
Radian Group Inc               Common    750236000     22,514,897     424,329     424,329                     424,329
Raytheon Company               Common    755112000      1,310,889      34,488      34,488                      34,488
Ruth Chris Steak House         Common    783332000      1,426,917      78,618      78,618                      78,618
Scheering Plough Corporation   Common    806605000     28,328,251   1,347,040   1,347,040                   1,347,040
Schlumbergers                  Common    806857000      1,384,427      16,409      16,409                      16,409
Seagate Technology             Common    G7945J104      1,751,397     110,568     110,568                     110,568
Sears Holdings Corp            Common    812350000     10,111,035      81,680      81,680                      81,680
Sigmatel                       Common    82661W107      2,215,547     111,390     111,390                     111,390
SLM Corporation                Common    78442P106     12,031,876     224,601     224,601                     224,601
Smurfit Stone Container Corp   Common    832727000        684,516      66,782      66,782                      66,782
Sprint Nextel Corp             Common    852061000      2,273,303      95,718      95,718                      95,718
St Jude Medical                Common    790849000     31,112,964     664,949     664,949                     664,949
Stanley Works, The             Common    854616000        424,419       9,096       9,096                       9,096
Staples                        Common    855030000     13,964,422     655,299     655,299                     655,299
Starwood Hotels and Resorts    Common    85590A203      8,572,171     149,968     149,968                     149,968
Station Casinos                Common    857689000      3,698,840      55,739      55,739                      55,739
Suno                           Common    86764P109        861,236      11,033      11,033                      11,033
Target Corporation             Common    87612E106     37,268,488     717,806     717,806                     717,806
Tenet Healthcare Corporation   Common    88033G100        165,917      14,814      14,814                      14,814
The Hershey Company            Common    427866000        788,205      14,030      14,030                      14,030
Thermo Electron Corp           Common    883556000      8,780,141     284,331     284,331                     284,331
Time Warner Inc                Common    887317000     62,996,536   3,480,490   3,480,490                   3,480,490
Transocean Inc                 Common    G90078109      1,811,231      29,547      29,547                      29,547
Tyco International             Common    902124000      2,052,504      73,725      73,725                      73,725
United Parcel Service          Common    911312000      2,882,168      41,692      41,692                      41,692
Urban Outfitters               Common    917047000      8,513,211     289,565     289,565                     289,565
Valero Energy Corp             Common    91913Y100      1,912,243      16,927      16,927                      16,927
VeriSign Inc                   Common    92343E102      2,400,720     113,402     113,402                     113,402
Viacom Inc B                   Common    925524000     17,039,253     516,341     516,341                     516,341
Wachovia Corporation           Common    929903000     32,234,574     677,624     677,624                     677,624
Wal Mart Stores                Common    931142000     41,785,121     954,434     954,434                     954,434
Walgreen                       Common    931422000     20,876,975     480,704     480,704                     480,704
Warner Music Group             Common    934550000      2,782,812     150,341     150,341                     150,341
Wellpoint Inc                  Common    94973V107     43,326,780     571,518     571,518                     571,518
Wells Fargo and Company        Common    949746000     31,516,283     538,096     538,096                     538,096
WM Wrigley Jr Co               Common    982526000      1,022,219      14,241      14,241                      14,241
Wyeth                          Common    983024000     72,381,571   1,565,684   1,565,684                   1,565,684

                                                    1,962,605,706  51,728,584